11. Income Taxes	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Income Tax Disclosure [Text Block]
11. Income Taxes

Income tax expense (benefit) consisted of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
Federal	$(1,164)	$(944)	$(2,108)
State	2	(275)	(273)
Valuation Allowance – change in judgment	-0-	10,268	10,268
Total	$(1,162)	$9,049	$7,887

Year ended December 31, 2010:
Federal	$(1,843)	$(7,863)	$(9,706)
State	-0-	(2,198)	(2,198)
Total	$(1,843)	$(10,061)	$(11,904)
Year ended December 31, 2009:
Federal	$1,738	$(3,191)	$(1,453)
State	409	(556)	(147)
Total	$2,147	$(3,747)	$(1,600)

Income tax expense (benefit) differed from the amounts computed by applying the U.S. Federal income tax rate of 34 percent to pretax income (loss) as a result of the following for the years ended December 31:

	2011	2010	2009
Computed “expected” tax expense (benefit)	$(15,797)	$(9,820)	$(7,727)
Increase (decrease) in income taxes resulting from:
Tax-exempt income	(1,075)	(1,391)	(1,891)
Non-deductible interest expense	34	67	118
State income taxes, net of federal tax benefit	(2,381)	(1,452)	(63)
Bank-owned life insurance income	(336)	(314)	(350)
Recharacterization of municipal income	-0-	962	-0-
Intra-period tax allocation	(1,463)	-0-	-0-
Impact of state income tax rate change	(360)	-0-	-0-
Change in Valuation Allowance	29,185	-0-	-0-
Other, net	80	44	44
	$(7,887)	$(11,904)	$(1,600)

The calculation of the income tax provision or benefit generally does not consider the tax effects of changes in other comprehensive income (“OCI”) which is a component of stockholder’s equity on the balance sheet.  However, an exception is provided in certain circumstances, such as when there is a full valuation allowance against net deferred tax assets, and there is both a loss from continuing operations and income in other components of the financial statements.  In such a case, pre-tax income from other categories, such as changes in OCI, must be considered in determining a tax benefit to be allocated to the loss from continuing operations.  For 2011, this resulted in $1,463 of income tax benefit allocated to continuing operations.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Deferred tax assets:
Deferred compensation	$143	$143
Allowance for loan losses	12,167	11,542
Nonaccrual loan interest income	661	942
AMT credit carryforwards	753	1,975
Post-retirement health benefit plan accrual	450	441
Stock option expense	134	104
Federal net operating losses, net	16,713	772
State net operating losses, net of federal benefit	2,781	526
Other, net	1,200	441
Total gross deferred tax assets	35,003	16,886
Deferred tax liabilities:
Buildings and equipment, principally due to differences in depreciation	(256)	(403)
Accretion	(92)	(32)
Purchase accounting adjustments	(1,704)	(1,853)
FHLB stock dividends	(284)	(276)
Mortgage servicing rights	(975)	(1,314)
Prepaid expenses	(364)	(353)
Unrealized gain on investment securities available-for-sale	(3,606)	(2,143)
Total gross deferred tax liabilities	(7,281)	(6,374)
Net deferred tax assets, before valuation allowance	27,722	10,512
Valuation allowance:
Beginning balance	-0-	-0-
Increase during the period	(27,722)	-0-
Ending balance	(27,722)	-0-

Net deferred tax assets	$-0-	$10,512

During the third quarter of 2011, management established a full valuation allowance of $27,722 against existing net deferred tax assets. Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is "more likely than not" that a deferred tax asset will not be realized. The realizability of the deferred tax asset is based on management's evaluation of both positive and negative evidence, the forecasts of future income, prudent and feasible tax planning strategy and assessments of current and future economic and business conditions. Positive evidence includes the existence of taxes paid in available carry-back years as well as taxable income projections for future periods, while negative evidence includes the cumulative losses in the current year and prior two years and general business and economic trends. After evaluating all of the factors previously summarized and considering the weight of the positive evidence compared to the negative evidence, the Corporation has determined a full valuation adjustment was necessary as of December 31, 2011.

During 2011, the Corporation filed amended tax returns for 2007 through 2009 to recharacterize income on certain municipal securities determined to be taxable. The effect was recognized in the 2010 tax provision as a change in estimate.

At December 31, 2011 and 2010, the Corporation had alternative minimum tax credits of $753 and $1,975, respectively, that can be carried forward indefinitely. At December 31, 2011, the Corporation has a federal net operating loss carryforward of $49,157 that will expire in 2031 and an Illinois net operating loss carryforward of $54,365 that is suspended until 2014 and will expire in 2026.